November 29, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:Rule 24f-2 Notice for
                Calvert Cash Reserves (d/b/a Money Management
    Plus)
                File Nos. 2-76527, 811-3418

Gentlemen:

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the following Notice is submitted on behalf of Calvert Cash Reserves (d/b/a Money Management Plus) (the "Fund"):

            (i)     fiscal year ended September 30, 1995;
            (ii)       None;
            (iii)   None;
            (iv)    $(238,596,820.00)**;
            (v)     $(238,596,820.00).

It is my opinion, based on an examination of the Fund's Declaration of Trust and By-Laws and such other original or photostatic copies of Fund records, certificates of public officials, documents, papers, statutes, and authorities as I deemed necessary to form the basis of this opinion, that the securities whose registration this Notice makes definite were legally issued, fully paid and non-assessable.

                           Sincerely,



                           William M. Tartikoff
                           General Counsel


         **As authorized by paragraph (c) of Rule 24f-2, the filing fee has been computed on the basis of aggregate sales of $165,394,430.00 less aggregate redemptions of $238,596,820.00. Inasmuch as the Fund's aggregate redemptions exceeded its aggregate sales, no filing fee is enclosed. No redemptions have previously been applied by the Fund in reduction of fees pursuant to Rule 24e-2(a) for filings made pursuant to Section 24(e)(1).